Installment Payment Receivables, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessor Disclosure [Abstract]
Interest income	¥ 89,895	¥ 17,115	¥ 4,929
Allowance for Credit Losses	51,131	4,287
Current Portion of Installment Payment Receivables	905,435	156,068
Long-Term Portion of Installment Payment Receivables	¥ 1,896,390	¥ 401,755